Income Taxes (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Components of the deferred tax asset:
Bad debts	$ 2,060,145	$ 2,066,972
Deferred compensation	4,620	6,930
Investment in CFS Partners	52,978	98,277
Contingent liability - MPF program	17,838	17,838
Finance lease	103,827	75,566
Deferred SBA PPP fees	1,713	3,205
Unrealized loss on debt securities AFS	4,193,839	4,234,981
Other	147,835	169,296
Total deferred tax asset	6,582,795	6,673,065
Components of the deferred tax liability:
Depreciation	542,842	467,217
Limited partnerships	409,032	333,578
Mortgage servicing rights	147,942	165,272
Operating lease	5,134	1,925
Prepaid expenses	124,939	126,545
Deferred Origination Costs	167,448	0
Total deferred tax liability	1,397,337	1,094,537
Net deferred tax asset	$ 5,185,458	$ 5,578,528